REVENUES (Tables)	6 Months Ended
Jun. 30, 2020
Revenues [Abstract]
Schedule of Significant Changes in Deferred Revenues

The following table presents the changes in deferred revenues balance during the six months ended June 30, 2020:

Six months ended June 30, 2020

Balance, beginning of the period	$7,999
New performance obligations	2,399

Reclassification to revenue as a result of satisfying performance obligations	(1,596)

Balance, end of the period	8,802
Less: long-term portion of deferred revenue	6,265
Current portion, end of period	$2,537

Schedule of Remaining Performance Obligations

F - 19

CERAGON NETWORKS LTD. AND SUBSIDIARIES

NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 11:REVENUES (Cont.)

Remaining performance obligations represent contracted revenues that have not yet been recognized, which includes deferred revenues and non-cancelable contracts that will be recognized as revenue in future periods. The following table represents the remaining performance obligations as of June 30, 2020, which are expected to be satisfied and recognized in future periods:

	Remaining 2020	2021	2022 and thereafter
Unsatisfied performance obligations	$1,499	$3,601	$7,342